Fair Value Measurements (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total assets at fair value	$ 668,939,754	$ 592,722,851
Level 1
Fair Value Measurements
Total assets at fair value	668,939,754	592,722,851
Common Stock
Fair Value Measurements
Total assets at fair value	35,292,847	33,957,609
Common Stock | Level 1
Fair Value Measurements
Total assets at fair value	35,292,847	33,957,609
Common/collective trust funds
Fair Value Measurements
Total assets at fair value	633,646,907	558,765,242
Common/collective trust funds | Level 1
Fair Value Measurements
Total assets at fair value	$ 633,646,907	$ 558,765,242